Derivative financial instruments - Net value in the consolidated statements of financial position (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Derivative financial instruments
Derivative financial instruments Non -current	$ (1,541)
Derivative financial instruments, current	(2,300)
Derivative financial liabilities	(3,841)
Other financial liabilities
Derivative financial instruments
Derivative financial instruments Non -current	(1,541)
Derivative financial instruments, current	(2,300)
Derivative financial liabilities	(3,841)
Other financial liabilities | PPA Adelanta
Derivative financial instruments
Derivative financial instruments, current	(1,418)
Derivative financial liabilities	(1,418)
Other financial liabilities | PPA EnergyaVM
Derivative financial instruments
Derivative financial instruments Non -current	(1,541)
Derivative financial instruments, current	(882)
Derivative financial liabilities	(2,423)
Other financial asset.
Derivative financial instruments
Noncurrent derivative financial assets	5,722
Derivative financial assets	5,722
Other financial asset. | PPA Adelanta
Derivative financial instruments
Noncurrent derivative financial assets	5,722
Derivative financial assets	$ 5,722